UNAUDITED CONDENSED STATEMENT OF OPERATIONS - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended
	Apr. 30, 2021		Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021
Income Statement [Abstract]
Formation costs and other operating expenses	$ 8,529		$ 8,529		$ 8,529
Net loss	$ (8,529)		$ (8,529)		$ (8,529)
Weighted average shares outstanding, basic and diluted	6,875,000	[1]	6,875,000 [1]	6,875,000 [2]	6,875,000 [2]
Basic and diluted net loss per ordinary share				$ (0.00)	$ (0.00)

[1]	Excludes an aggregate of up to 1,031,250 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 8).
[2]	Excluded an aggregate of up to 1,031,250 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The over-allotment option was exercised in full on October 19, 2021; thus, these shares are no longer subject to forfeiture (see Note 5 and Note 8).